Exhibit 99.2

		Remittance Dates:	November 25, 2024 through December 23, 2024

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	November 25, 2024 through December 23, 2024

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,079,964.98	$1,075,276.86
2	Small General Service	$0.00193	per kWh	$88,228.00	$88,048.36
3	General Service	$0.00177	per kWh	$480,720.25	$480,315.46
4	Large General Service	$0.00125	per kWh	$132,679.66	$132,574.71
5	Large Industrial Power Service	$0.04709	per kW	$106,773.98	$106,773.98
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$3,053.29	$3,053.29
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$68,905.99	$68,783.32
10	Total			$1,960,326.15	$1,954,825.98

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,954,825.98
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,954,825.98

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 16th day of December, 2024.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	December 24, 2024 through January 22, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	December 24, 2024 through January 22, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,026,428.75	$1,021,973.02
2	Small General Service	$0.00193	per kWh	$83,857.87	$83,687.12
3	General Service	$0.00177	per kWh	$434,680.89	$434,314.88
4	Large General Service	$0.00125	per kWh	$123,827.32	$123,729.37
5	Large Industrial Power Service	$0.04709	per kW	$107,020.36	$107,020.36
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$3,165.77	$3,165.77
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$68,896.75	$68,774.09
10	Total			$1,847,877.71	$1,842,664.61

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,842,664.61
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,842,664.61

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 16th day of January, 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	January 24, 2025 through February 24, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	January 24, 2025 through February 24, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,372,683.66	$1,366,724.84
2	Small General Service	$0.00193	per kWh	$97,821.07	$97,621.91
3	General Service	$0.00177	per kWh	$467,653.68	$467,259.93
4	Large General Service	$0.00125	per kWh	$129,466.77	$129,364.34
5	Large Industrial Power Service	$0.04709	per kW	$105,052.80	$105,052.80
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$3,349.37	$3,349.37
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$68,871.96	$68,749.39
10	Total			$2,244,899.31	$2,238,122.58

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,238,122.58
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,238,122.58

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of February 2025.
	/s/ Kevin Marino
	ENTERGY TEXAS, INC., as Servicer
	By Kevin Marino
	Title: Assistant Treasurer

		Remittance Dates:	February 25, 2025 through March 24, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	February 25, 2025 through March 24, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,302,481.04	$1,296,826.97
2	Small General Service	$0.00193	per kWh	$96,086.82	$95,891.17
3	General Service	$0.00177	per kWh	$455,772.68	$455,388.89
4	Large General Service	$0.00125	per kWh	$125,268.26	$125,169.19
5	Large Industrial Power Service	$0.04709	per kW	$104,570.41	$104,570.41
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$3,271.66	$3,271.66
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$65,875.65	$65,758.40
10	Total			$2,153,326.52	$2,146,876.69

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,146,876.69
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,146,876.69

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of March 2025.

				ENTERGY TEXAS, INC., as Servicer

				By: /s/ Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	March 25, 2025 through April 22, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	March 25, 2025 through April 22, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$1,045,132.47	$1,040,595.54
2	Small General Service	$0.00193	per kWh	$86,954.96	$86,777.92
3	General Service	$0.00177	per kWh	$428,413.45	$428,052.71
4	Large General Service	$0.00125	per kWh	$122,173.73	$122,077.10
5	Large Industrial Power Service	$0.04709	per kW	$102,331.26	$102,331.26
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$3,131.66	$3,131.66
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$72,227.06	$72,098.50
10	Total			$1,860,364.59	$1,855,064.69

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,855,064.69
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,855,064.69

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of April 2025.

				ENTERGY TEXAS, INC., as Servicer

				By: /s/ Kevin Marino
				Title: Assistant Treasurer

		Remittance Dates:	April 23, 2025 through May 22, 2025

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2024 through April 28, 2025
		Remittance Dates:	April 23, 2025 through May 22, 2025

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00232	per kWh	$927,605.41	$923,578.67
2	Small General Service	$0.00193	per kWh	$79,534.26	$79,372.32
3	General Service	$0.00177	per kWh	$425,140.58	$424,782.60
4	Large General Service	$0.00125	per kWh	$121,297.25	$121,201.30
5	Large Industrial Power Service	$0.04709	per kW	$95,648.92	$95,648.92
6	Economic As-Available Service	$0.31800	per kWh	$—	$—
7	Standby Service	$0.01013	per kW	$4,918.71	$4,918.71
8	Maintenance Service	$0.00819	per kW	$—	$—
9	Street and Outdoor Lighting	$0.00995	per kWh	$68,876.09	$68,753.47
10	Total			$1,723,021.22	$1,718,255.99

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Economic As-Available Service	$—	$—	$—	$—
19	Standby Service	$—	$—	$—	$—
20	Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,718,255.99
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,718,255.99

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of May, 2025.

				/s/ Kevin Marino
				ENTERGY TEXAS, INC., as Servicer
				By: Kevin Marino
				Title: Assistant Treasurer